STOCK OPTIONS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Options Details Narrative
Stock-based compensation	$ 92,089
Weighted average remaining life of stock options	4 years	4 years 3 months